MAJOR CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2013
MAJOR CUSTOMERS [Abstract]
Summary of Net Revenues
	Net revenues
	Year ended December 31,
	2011	2012	2013

Customer A	14%	11%	N/A
Customer B	12%	N/A	N/A
Customer C	N/A	N/A	13%
Customer D	10%	N/A	N/A
Customer E	17%	17%	15%
Customer F	N/A	17%	N/A
Customer G	N/A	11%	N/A
	53%	56%	28%

Summary of Accounts Receivable
	Accounts receivable
	At December 31,
	2012	2013

Customer B	N/A	18%
Customer C	N/A	15%
Customer D	N/A	13%
Customer E	14%	16%
Customer F	14%	N/A
Customer G	13%	12%
Customer H	22%	N/A
	63%	74%